Deposits	12 Months Ended
Dec. 31, 2010
Deposits/Advances from Federal Home Loan Bank/Securities Sold Under Agreements to Repurchase [Abstract]
Deposit
19.	Deposits

The weighted average nominal interest rate payable on deposit accounts at December 31, 2010 and 2009 was 0.64% and 0.95%, respectively. The stated rates and balances on deposits were (dollars in thousands):

	As of December 31,
	2010		2009
	Amount	Percent	Amount	Percent
Interest free checking	$876,200	22.52%	815,458	20.65%
Insured money fund savings
0.46% at December 31, 2010	385,365	9.90%	351,303	8.90%
0.68 at December 31, 2009
NOW accounts
0.42% at December 31, 2010	1,516,781	38.98%	1,409,138	35.69%
0.63% at December 31, 2009
Savings accounts
0.24% at December 31, 2010	452,710	11.63%	412,360	10.44%
0.33% at December 31, 2009

Total non-certificate accounts	3,231,056	83.04%	2,988,259	75.67%

Certificate accounts:
Less than 2.00%	544,547	13.99%	654,445	16.57%
2.01% to 3.00%	65,353	1.68%	211,590	5.36%
3.01% to 4.00%	9,991	0.26%	15,965	0.40%
4.01% to 5.00%	38,965	1.00%	51,699	1.31%
5.01% to 6.00%	1,278	0.03%	26,840	0.68%
6.01% to 7.00%	—	—	20	—

Total certificate accounts	660,134	16.96%	960,559	24.33%

Total deposit accounts	$3,891,190	100.00%	3,948,818	100.00%

Included in the above table were Tampa branch deposits held for sale as follows (in thousands):

	As of December 31, 2010
	Amount	Percent
Interest free checking	$85,516	25.07%
Savings accounts	34,406	10.09
NOW accounts	146,213	42.86
Insured money fund savings	31,331	9.18
Certificate accounts	43,680	12.80

Total deposits held for sale	$341,146	100.00%

Interest expense by deposit category was (in thousands):

	For the Years Ended December 31,
	2010	2009	2008
Money fund savings and NOW accounts	$9,287	9,961	17,783
Savings accounts	1,112	1,612	4,994
Certificate accounts - below $100,000	6,541	16,184	21,195
Certificate accounts, $100,000 and above	5,754	14,470	20,856
Less early withdrawal penalty	(183)	(343)	(565)

Total	$22,511	41,884	64,263

At December 31, 2010, the amounts of scheduled maturities of certificate accounts were (in thousands):

	For the Years Ended December 31,
Interest Rate	2011	2012	2013	2014	2015	Thereafter
0.00% to 2.00%	$487,923	46,828	5,647	1,637	2,511	1
2.01% to 3.00%	18,774	26,861	5,439	4,605	9,674	—
3.01% to 4.00%	3,059	2,264	2,113	1,563	990	2
4.01% to 5.00%	6,297	25,973	6,691	—	4	—
5.01% to 6.00%	867	411	—	—	—	—

Total	$516,920	102,337	19,890	7,805	13,179	3

Time deposits of $100,000 and over had the following maturities (in thousands):

December 31, 2010
3 months or less	$48,501
4 to 6 months	52,233
7 to 12 months	130,769
More than 12 months	77,439

Total	$308,942

Included in deposits at December 31, was (in thousands):

	2010	2009
Brokered deposits	$14,065	72,904
Public deposits	214,421	223,554

Total institutional deposits	$228,486	296,458

As of December 31, 2010, BankAtlantic established a letter of credit with the FHLB for $222 million securing public deposits.